UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

This Form 10-D is being revised to update NOI for the

CNL Grand Lakes loan and the Regency Portfolio loan.

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
June 16, 2006 to July 17, 2006

Commission File Number of issuing entity: 333-127668-04

Wachovia Bank Commercial Mortgage Trust Series 2006-C24
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127668

Wachovia Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Wachovia Bank, National Association
Artesia Mortgage Capital Corporation
Nomura Credit & Capital, Inc.
(Exact name of sponsors as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

35−2270621
32−0173726
30−6117175
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association
135 South LaSalle Street, Suite 1625
Chicago, Illinois 60603
(Address of principal executive offices of the issuing entity) (Zip Code)

(312) 904-2084
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-PB			X
A-3			X
A-1-A			X
A-M			X
A-J			X
B			X
C			X
D			X
E			X
F			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No .

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The CNL Grand Lakes mortgage loan and Regency Portfolio mortgage loan constitute significant obligors within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the prospectus supplement for the Wachovia Bank Commercial Mortgage Trust Series 2006-C24. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the CNL Grand Lakes mortgage loan obligor was $15,186,821 as of the end of second quarter, June 30, 2006 and the most recent unaudited net operating income of the Regency Portfolio mortgage loan obligor was $4,051,781 as of the end of second quarter, June 30, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wachovia Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Charles L. Culbreth
Charles L. Culbreth, Managing Director

Date: March 27, 2007